Note 10: Income Taxes (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Expiration Period Current To Five Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Six To Ten Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Eleven To Twenty Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Indefinite [Member] USD ($)	Dec. 31, 2011 Expiration Period Current To Five Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Six To Ten Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Eleven To Twenty Years [Member] USD ($)	Dec. 31, 2011 Expiration Period Indefinite [Member] USD ($)
Notes to Consolidated Financial Statements [Abstract]
Current Federal Tax Expense Benefit	$ 428,000,000		$ 122,000,000	$ 239,000,000
Current State And Local Tax Expense Benefit	99,000,000		128,000,000	54,000,000
Current Foreign Tax Expense Benefit	1,373,000,000		1,164,000,000	837,000,000
Current Income Tax Expense Benefit	1,900,000,000		1,414,000,000	1,130,000,000
Deferred Federal Income Tax Expense Benefit	528,000,000		461,000,000	370,000,000
Deferred State And Local Income Tax Expense Benefit	27,000,000		0	41,000,000
Deferred Foreign Income Tax Expense Benefit	(224,000,000)		(48,000,000)	40,000,000
Deferred income tax provision	331,000,000		413,000,000	451,000,000
Income tax expense	2,231,000,000		1,827,000,000	1,581,000,000
Other Tax Expense Benefit	864,000,000		276,000,000	(782,000,000)
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Employee Benefits	2,579,000,000		1,986,000,000
Deferred Tax Assets Other Asset Basis Differences	(569,000,000)		(540,000,000)
Deferred Tax Assets Other Liability Basis Differences	1,046,000,000		958,000,000
Deferred Tax Assets Operating Loss Carryforwards	723,000,000		729,000,000
Deferred Tax Assets Tax Credit Carryforwards Other	1,247,000,000		1,371,000,000
Deferred Tax Assets Valuation Allowance	(977,000,000)		(911,000,000)
Deferred Tax Assets Net	4,049,000,000		3,593,000,000
Deferred Tax Liabilities Property Plant And Equipment	667,000,000		647,000,000
Deferred Tax Liabilities Other	248,000,000		190,000,000
Deferred Tax Liabilities	915,000,000		837,000,000
Income Loss From Continuing Operations Before Income Taxes Domestic	3,293,000,000		2,655,000,000	2,584,000,000
Income Loss From Continuing Operations Before Income Taxes Foreign	4,312,000,000		3,883,000,000	3,176,000,000
Income before income taxes	7,605,000,000		6,538,000,000	5,760,000,000
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential	(4.30%)	(4.30%)	(7.60%)	(6.90%)
Effective Income Tax Rate Reconciliation Tax Settlements	(0.80%)	(0.80%)	0.00%	(0.70%)
Effective Income Tax Rate Reconciliation Other Adjustments	(0.60%)	(0.60%)	0.50%	0.00%
Effective Income Tax Rate Continuing Operations	29.30%	29.30%	27.90%	27.40%
Tax Adjustments Settlements And Unusual Provisions	63,000,000			38,000,000
Other Information Pertaining To Income Taxes	as well as a favorable tax impact of $17 million related to a U.K. tax rate reduction enacted in 2011	as well as a favorable tax impact of $17 million related to a U.K. tax rate reduction enacted in 2011		As a result of the global examination activity, we recognized approximately $18 million of associated pre-tax interest income adjustments during 2009.
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	1,247,000,000								22,000,000	164,000,000	308,000,000	753,000,000
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,202,000,000				523,000,000	125,000,000	397,000,000	2,157,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	946,000,000
Unrecognized Tax Benefits, Beginning Balance	891,000,000		793,000,000	773,000,000
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	71,000,000		115,000,000	90,000,000
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	71,000,000		80,000,000	174,000,000
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations	(24,000,000)		(81,000,000)	(20,000,000)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	(63,000,000)		(16,000,000)	(224,000,000)
Unrecognized Tax Benefits, Ending Balance	946,000,000		891,000,000	793,000,000
Unrecognized Tax Benefits Interest On Income Taxes Expense	23,000,000		27,000,000	21,000,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	165,000,000		144,000,000	142,000,000
Unrecognized Tax Benefits, Timing Of Tax Return Inclusion Uncertainity	260,000,000			57,000,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range Of Change, Lower Bound	160,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible Estimated Range of Change, Upper Bound	260,000,000
Tax benefits claimed related to 1998 German reorganization	258,000,000	198,000,000
Significant Change In Amount Of Valuation Allowances Is Reasonably Possible In Next Fiscal Year, Estimated Range Of Change, Lower Bound	150,000,000
Significant Change In Amount Of Valuation Allowances Is Reasonably Possible In Next Fiscal Year, Estimated Range Of Change, Upper Bound	200,000,000
Significant Change in Recognized Non Cash Tax Gains Is Reasonably Possible In Next Fiscal Year, Estimated Range Of Change, Lower Bound	225,000,000
Significant Change in Recognized Non Cash Tax Gains Is Reasonably Possible In Next Fiscal Year, Estimated Range Of Change, Upper Bound	350,000,000
Reduction In Tax Expense Refund Claim	63,000,000
Reduction In Pretax Interest Income Refund Claim	$ 89,000,000